Filed with the U.S. Securities and Exchange Commission on April 17, 2018
1933 Act Registration File No. 333-201530
1940 Act File No. 811-23024

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	26	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	29	[	X	]

(Check appropriate box or boxes.)

PACER FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

16 Industrial Blvd, Suite 201
Paoli, Pennsylvania 19301
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (610) 644-8100

Joe M. Thomson, Chairman and President
Pacer Funds Trust
16 Industrial Blvd, Suite 201
Paoli, Pennsylvania 19301
(Name and Address of Agent for Service)

With Copies to:

John Grady
DLA Piper LLP
One Liberty Place
1650 Market Street, Suite 4900
Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

This Post-Effective Amendment (“PEA”) No. 26 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 24 on Form N‑1A filed April 5, 2018.  This PEA No. 26 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 24 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 26 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Paoli and the State of Pennsylvania on April 17, 2018.

PACER FUNDS TRUST By: /s/ Sean E. O’Hara Sean E. O’Hara Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 26 to its Registration Statement has been signed below on April 17, 2018, by the following persons in the capacities indicated.

Signature	Title
/s/ Deborah G. Wolk*	Lead Independent Trustee
Deborah G. Wolk

/s/ Dennis J. Ryan*	Trustee
Dennis J. Ryan

/s/ Jonathan H. Newman, Sr.*	Trustee
Jonathan H. Newman, Sr.

/s/ Joe M. Thomson	Trustee and President
Joe M. Thomson

/s/ Sean E. O’Hara	Treasurer
Sean E. O’Hara

*By:	/s/ Sean E. O’Hara
Sean E. O’Hara Attorney-in-Fact pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE